Liquid assets position	6 Months Ended
Jun. 30, 2018
Liquid assets position
Liquid assets position

Liquid assets position

Cash and cash equivalents totaled €1,066.8 million on June 30, 2018.

Cash and cash equivalents at June 30, 2018 comprised cash and cash at banks, short term bank deposits and money market funds that are readily convertible to cash and are subject to an insignificant risk of changes in value. Our cash management strategy may allow short term deposits with an original maturity exceeding three months while monitoring all liquidity aspects. Cash and cash equivalents comprised €625.4 million of term deposits with an original maturity longer than three months but which are available upon one month notice period. Cash at banks were mainly composed of savings accounts and current accounts. We maintain our bank deposits in highly rated financial institutions to reduce credit risk. Cash invested in highly liquid money market funds represented €149.5 million and aim at meeting short-term cash commitments, while reducing the counterparty risk of investment.

	June 30,	December 31,
	2018	2017
	(Euro, in thousands)
Cash at banks	€291,849	€288,052
Term deposits	625,427	713,446
Money market funds	149,487	149,711
Cash on hand	3	3
Total cash and cash equivalents	€1,066,766	€1,151,211

On June 30, 2018, our cash and cash equivalents included $243.7 million held in U.S. dollars which could generate foreign exchange gain or loss in our financial results in accordance with the fluctuation of the EUR/U.S. dollar exchange rate as our functional currency is EUR. We expect to use this cash held in U.S. dollars to settle our future payables in U.S. dollars which will be primarily linked to our global collaboration with Gilead for the development of filgotinib.

Finally, our balance sheet held R&D incentives receivables from the French government (Crédit d’Impôt Recherche) amounting to €41.7 million as of June 30, 2018, to be received in four yearly tranches. Our balance sheet also held R&D incentives receivables from the Belgian Government amounting to €44.5 million as at June 30, 2018.